Quarterly Report
September 30, 2021
Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Quarterly Report
September 30, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	7

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 99.0%
Alabama - 0.4%
City of Montgomery GO,
5.00% 12/01/30	$550,000	$728,911
The Health Care Authority of the City of Huntsville Revenue (AGM Insured)
3.00% 06/01/50	1,000,000	1,051,159
The Health Care Authority of the City of Huntsville Revenue
5.00% 06/01/37	2,500,000	3,161,919
		4,941,989
Alaska - 0.2%
Alaska Housing Finance Corp. Revenue
5.00% 12/01/27 (a)	2,115,000	2,182,037
Arizona - 1.5%
City of Phoenix Civic Improvement Corp. Revenue
5.00% 07/01/30	1,475,000	1,833,032
City of Phoenix Civic Improvement Corp. Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24 (b)	7,260,000	8,095,643
Maricopa County Industrial Development Authority Revenue
4.00% 01/01/41	3,000,000	3,401,067
The Industrial Development Authority of the County of Pima Revenue
5.00% 04/01/32	350,000	459,981
The University of Arizona Revenue
5.00% 06/01/46	5,000,000	5,829,169
		19,618,892
Arkansas - 0.3%
University of Arkansas Revenue
5.00% 11/01/46 - 11/01/47	3,580,000	4,339,149
California - 9.5%
California Educational Facilities Authority Revenue
6.13% 10/01/36 (a)	1,500,000	1,500,000
California Health Facilities Financing Authority Revenue
5.00% 11/15/39 - 11/15/49	6,315,000	7,435,865
California State Public Works Board Revenue
5.00% 10/01/28	1,500,000	1,505,406
5.13% 10/01/31	2,000,000	2,007,395
5.25% 09/01/29	10,160,000	11,110,220
California State University Revenue
4.00% 11/01/45	5,900,000	6,588,396
City of Los Angeles CA Wastewater System Revenue
5.00% 06/01/43	10,000,000	12,262,178
City of Los Angeles Department of Airports Revenue
5.00% 05/15/29 (c)	1,000,000	1,270,191
5.00% 05/15/31 - 05/15/36	2,270,000	2,875,312
Fresno Unified School District GO,
4.00% 08/01/47 (a)	5,000,000	5,527,479
Los Angeles Department of Water & Power Power System Revenue
5.00% 07/01/48	5,500,000	6,733,573
Mount San Antonio Community College District GO,
4.00% 08/01/49	3,000,000	3,497,923
Norman Y Mineta San Jose International Airport SJC Revenue
5.00% 03/01/30	500,000	643,656
Palmdale Elementary School District GO,
5.25% 08/01/42	1,495,000	1,855,724
San Diego Public Facilities Financing Authority Sewer Revenue
5.00% 05/15/39	1,750,000	2,078,969
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
5.00% 05/01/36 - 05/01/49	10,065,000	12,528,197
	Principal Amount	Fair Value
State of California GO,
4.00% 10/01/35 - 04/01/49	$1,700,000	$2,024,481
5.00% 02/01/31 - 08/01/46	14,220,000	16,125,157
5.25% 04/01/35	2,750,000	2,818,402
State of California Department of Water Resources Revenue
5.00% 12/01/21 (d)	5,000	5,038
5.00% 12/01/21	1,280,000	1,289,901
5.00% 12/01/29 (a)	8,120,000	9,327,042
University of California Revenue
5.00% 05/15/38 - 05/15/48	9,000,000	10,402,738
		121,413,243
Colorado - 2.5%
City & County of Denver Airport System Revenue
5.00% 12/01/27 - 12/01/30	4,500,000	5,704,700
City of Aurora Co. Water Revenue
4.00% 08/01/46	2,000,000	2,246,038
Colorado Health Facilities Authority Revenue
4.00% 08/01/49	5,100,000	5,720,107
5.00% 06/01/47 (a)	1,750,000	2,144,934
Metro Wastewater Reclamation District Revenue
5.00% 04/01/27 (a)	1,730,000	1,771,397
Regional Transportation District Sales Tax Revenue
4.25% 11/01/36	3,405,000	4,492,358
5.00% 11/01/29	7,925,000	10,296,162
		32,375,696
Connecticut - 4.2%
Connecticut State Health & Educational Facilities Authority Revenue
1.10% 07/01/48	1,000,000	1,011,329
5.00% 07/01/29 - 07/01/46	7,000,000	8,226,679
South Central Connecticut Regional Water Authority Revenue
5.00% 08/01/27 - 08/01/28 (a)	2,195,000	2,386,829
State of Connecticut GO,
4.00% 06/01/30 - 08/01/33	1,500,000	1,728,439
State of Connecticut Special Tax Revenue
5.00% 10/01/27 - 10/01/36	25,325,000	28,561,786
State of Connecticut Revenue
5.00% 05/01/29	1,000,000	1,289,469
5.00% 09/15/35	1,435,000	1,788,806
State of Connecticut Clean Water Fund - State Revolving Fund Revenue
5.00% 05/01/37	7,000,000	8,426,676
The Metropolitan District GO,
5.00% 09/01/32	500,000	666,914
		54,086,927
Delaware - 0.6%
Delaware Transportation Authority Revenue
5.00% 06/01/45	6,680,000	7,634,693
District of Columbia - 4.2%
District of Columbia GO,
4.00% 10/15/39 - 10/15/44	9,485,000	11,009,517
5.00% 06/01/38	3,000,000	3,344,955
District of Columbia Revenue
5.00% 04/01/42 (a)	6,250,000	7,665,494
District of Columbia Water & Sewer Authority Revenue
5.00% 10/01/27 - 10/01/38	2,000,000	2,524,421
Metropolitan Washington Airports Authority Revenue
5.00% 10/01/29 - 10/01/32	7,130,000	9,154,382
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00% 10/01/44	5,000,000	6,136,382

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	1

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Washington Convention & Sports Authority Revenue
5.00% 10/01/28 - 10/01/30	$1,360,000	$1,752,681
Washington Convention & Sports Authority Tax Allocation Revenue.,
5.00% 10/01/29	750,000	962,867
Washington Metropolitan Area Transit Authority Revenue
5.00% 07/15/29 - 07/01/43	8,875,000	10,716,600
		53,267,299
Florida - 2.1%
Central Florida Expressway Authority Revenue (AGM Insured)
5.00% 07/01/28 (b)	500,000	633,297
County of Broward FL Port Facilities Revenue
4.00% 09/01/38	1,000,000	1,145,505
County of Miami-Dade GO,
5.00% 07/01/36	2,205,000	2,862,594
County of Miami-Dade FL Water & Sewer System Revenue
5.00% 10/01/28 - 10/01/43	6,000,000	7,428,796
4.00% 08/15/50	1,000,000	1,115,474
Florida Municipal Power Agency Revenue
5.00% 10/01/31	365,000	486,167
Greater Orlando Aviation Authority Revenue
5.00% 10/01/54	1,450,000	1,768,274
Martin County Health Facilities Authority Revenue
4.00% 01/01/46	5,000,000	5,700,748
5.00% 12/01/31	1,230,000	1,646,712
Miami Beach Health Facilities Authority Revenue
5.00% 11/15/33	1,180,000	1,533,074
State of Florida Department of Transportation Revenue
3.00% 07/01/34	1,500,000	1,676,378
University of Florida Department of Housing & Residence Education Hsg Sys Revenue
5.00% 07/01/29	1,000,000	1,287,102
		27,284,121
Georgia - 5.2%
City of Atlanta GA Airport Passenger Facility Charge Revenue
5.00% 01/01/32 - 01/01/34	8,500,000	9,355,963
City of Atlanta GA Department of Aviation Revenue
5.00% 07/01/30	1,345,000	1,772,364
5.00% 07/01/32 (c)	245,000	320,182
City of Atlanta GA Water & Wastewater Revenue
5.00% 11/01/41	5,000,000	6,119,535
5.25% 11/01/30 (a)	5,690,000	6,282,191
City of Atlanta GA Water & Wastewater Revenue (AGM Insured)
5.75% 11/01/27 - 11/01/30 (b)	9,500,000	12,728,790
Development Authority of Gwinnett County Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	11,140,355
Municipal Electric Authority of Georgia Revenue
5.00% 01/01/35	5,500,000	6,189,966
Private Colleges & Universities Authority Revenue
5.00% 10/01/29	550,000	702,739
State of Georgia GO,
4.00% 07/01/36	10,000,000	11,766,585
		66,378,670
Hawaii - 0.5%
State of Hawaii GO,
5.00% 01/01/36	4,850,000	6,060,294
Illinois - 4.1%
Chicago O'Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	8,400,910
5.25% 01/01/42	8,000,000	9,605,806
	Principal Amount	Fair Value
Chicago Transit Authority Capital Grant Receipts Revenue
5.00% 06/01/29	$250,000	$319,967
Illinois Finance Authority Revenue
5.00% 07/15/32 - 07/01/35	2,350,000	3,079,443
Illinois Finance Authority Revenue
5.00% 07/01/37	3,000,000	3,802,677
Metropolitan Pier & Exposition Authority Revenue (NPFG Insured)
5.65% 06/15/22 (b)(d)	4,305,000	4,465,893
Southwestern Illinois Development Authority Revenue (NPFG Insured)
5.00% 10/01/21 (b)(d)	195,000	195,000
5.00% 10/01/21 (b)	3,805,000	3,805,000
State of Illinois GO,
5.00% 03/01/26 - 03/01/31	14,750,000	16,755,110
5.13% 05/01/22	500,000	513,848
State of Illinois Sales Tax Revenue
4.00% 06/15/27	1,000,000	1,161,991
5.00% 06/15/28	500,000	620,831
		52,726,476
Indiana - 0.6%
Ball State University Revenue
5.00% 07/01/29	500,000	642,696
Indianapolis Local Public Improvement Bond Bank Revenue
4.00% 02/01/44	6,500,000	7,517,399
		8,160,095
Iowa - 0.2%
Board Of Regents State Of Iowa Revenue
3.00% 09/01/30	1,000,000	1,111,705
West Des Moines Community School District GO,
5.00% 05/01/28	1,000,000	1,260,961
		2,372,666
Kansas - 0.3%
City of Wichita KS Water & Sewer Utility Revenue (BAM Insured)
4.00% 10/01/27	1,795,000	2,125,577
Kansas Development Finance Authority Revenue
5.00% 05/01/29	1,500,000	1,929,158
		4,054,735
Kentucky - 2.0%
Kentucky State Property & Building Commission Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	13,829,987
Louisville and Jefferson County Metropolitan Sewer District Revenue
5.00% 05/15/30	10,000,000	10,054,484
University of Louisville Revenue (BAM Insured)
5.00% 09/01/28	1,045,000	1,313,516
		25,197,987
Louisiana - 0.2%
City of New Orleans GO,
5.00% 12/01/32	1,000,000	1,298,027
Louisiana Public Facilities Authority Revenue
5.00% 10/01/26	215,000	255,960
State of Louisiana Revenue
5.00% 09/01/28	250,000	317,856
		1,871,843
Maine - 0.1%
Maine Turnpike Authority Revenue
5.00% 07/01/42	1,000,000	1,031,847

See Notes to Schedule of Investments.
2	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Maryland - 2.7%
City of Baltimore Revenue
5.00% 07/01/35 - 07/01/46	$14,415,000	$17,327,613
5.00% 07/01/38 (a)	9,375,000	10,363,101
County of Baltimore GO,
5.00% 03/01/33	1,000,000	1,272,202
County of St Mary's GO,
5.00% 05/01/28	1,290,000	1,630,401
Maryland State Transportation Authority Revenue
5.00% 06/01/28	2,000,000	2,491,706
State of Maryland GO,
5.00% 08/01/34	1,000,000	1,335,890
		34,420,913
Massachusetts - 3.1%
Commonwealth of Massachusetts GO,
4.00% 05/01/44	3,045,000	3,481,638
5.00% 03/01/46	7,000,000	7,737,506
5.25% 09/01/43 - 01/01/44	17,825,000	22,468,008
Massachusetts Development Finance Agency Revenue
4.00% 06/01/49	1,000,000	1,114,757
Massachusetts Port Authority Revenue
5.00% 07/01/31	500,000	657,064
Massachusetts Water Resources Authority Revenue
5.00% 08/01/32	4,140,000	4,486,266
		39,945,239
Michigan - 1.6%
Michigan Finance Authority Revenue
5.00% 12/01/47 (a)	4,000,000	4,224,429
5.00% 11/15/48	3,500,000	4,329,429
State of Michigan Revenue
5.00% 03/15/27	4,415,000	5,423,941
State of Michigan Trunk Line Revenue
5.00% 11/15/35	750,000	992,555
Traverse City Area Public Schools GO,
3.00% 05/01/29	2,805,000	3,167,505
University of Michigan Revenue
5.00% 04/01/46	1,000,000	1,170,575
Wayne County Airport Authority Revenue
5.00% 12/01/31	1,000,000	1,339,653
		20,648,087
Minnesota - 1.1%
City of Rochester Revenue
4.00% 11/15/48	5,330,000	6,064,959
City of St Cloud Revenue
5.00% 05/01/48	2,000,000	2,429,103
University of Minnesota Revenue
5.00% 09/01/39	4,350,000	5,282,954
		13,777,016
Missouri - 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
5.00% 10/01/44 (a)	8,010,000	8,396,460
City of Kansas City MO Sanitary Sewer System Revenue
4.00% 01/01/40	1,725,000	1,880,690
City of St Louis MO Airport Revenue (AGM Insured)
5.00% 07/01/27 (b)	1,500,000	1,836,180
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00% 07/01/28 - 11/15/48	4,190,000	4,875,534
Kansas City Industrial Development Authority Revenue
5.00% 03/01/30	2,605,000	3,305,060
	Principal Amount	Fair Value
Metropolitan St Louis Sewer District Revenue
5.00% 05/01/45 (a)	$480,000	$556,252
5.00% 05/01/45 - 05/01/46	2,520,000	2,902,977
Platte County Reorganized School District No R-3 GO,
5.00% 03/01/32	1,000,000	1,358,899
		25,112,052
Nebraska - 0.1%
Nebraska Public Power District Revenue
5.00% 01/01/32 (c)	500,000	654,148
Omaha School District GO,
3.00% 12/15/32	1,000,000	1,144,004
		1,798,152
New Jersey - 6.8%
New Hampshire Municipal Bond Bank Revenue
3.00% 02/15/32	1,205,000	1,360,730
New Jersey Economic Development Authority Revenue
5.00% 11/01/29 - 06/15/43	12,750,000	15,337,018
5.25% 06/15/40 (a)	220,000	259,030
New Jersey Educational Facilities Authority Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	17,744,815
New Jersey Health Care Facilities Financing Authority Revenue
4.00% 07/01/35	750,000	904,649
New Jersey Health Care Facilities Financing Authority Revenue (AGM Insured)
4.13% 07/01/38 (b)	6,215,000	6,736,527
New Jersey Transportation Trust Fund Authority Revenue
5.00% 06/15/30 - 06/15/45	10,750,000	13,134,808
New Jersey Turnpike Authority Revenue
4.00% 01/01/48	5,000,000	5,710,604
5.00% 01/01/33 - 01/01/45	15,400,000	17,656,297
5.00% 01/01/38 (a)	4,000,000	4,144,352
State of New Jersey GO,
5.00% 06/01/27 - 06/01/40	3,500,000	4,283,874
		87,272,704
New York - 11.7%
City of New York GO,
5.00% 08/01/26 - 04/01/43	11,400,000	14,061,107
Hudson Yards Infrastructure Corp. Revenue
4.00% 02/15/44	5,830,000	6,547,470
5.00% 02/15/39 - 02/15/45	11,000,000	12,988,782
Long Island Power Authority Revenue
4.00% 09/01/32	500,000	615,566
Metropolitan Transportation Authority Revenue
4.00% 11/15/48	1,000,000	1,114,069
5.00% 11/15/29 - 11/15/37	7,960,000	8,733,222
5.25% 11/15/55	1,000,000	1,214,491
Metropolitan Transportation Authority Revenue (AGM Insured)
4.00% 11/15/49 (b)	5,000,000	5,714,758
New York City Transitional Finance Authority Building Aid Revenue
5.00% 07/15/36	6,000,000	7,458,986
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00% 11/01/32	2,000,000	2,658,790
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42	5,000,000	5,776,309
5.00% 11/01/21 - 02/01/43	24,000,000	27,282,416
New York City Water & Sewer System Revenue
4.00% 06/15/39	440,000	525,025
5.00% 06/15/49	6,460,000	7,991,313
New York Liberty Development Corp. Revenue
5.00% 11/15/44	5,000,000	5,027,831

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	3

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
New York State Dormitory Authority Revenue
4.00% 07/01/29 - 07/01/41	$7,155,000	$8,178,731
5.00% 03/15/45 - 07/01/46	16,500,000	19,990,500
New York State Thruway Authority Revenue
4.00% 01/01/38	2,500,000	2,908,798
Port Authority of New York & New Jersey Revenue
3.00% 10/01/28	1,000,000	1,117,957
5.00% 07/15/33 - 09/01/48	7,000,000	8,549,196
St Lawrence County Industrial Development Agency Revenue
5.00% 09/01/32	250,000	321,175
The New York City Trust for Cultural Resources Revenue
4.00% 12/01/35	500,000	596,354
		149,372,846
North Carolina - 0.7%
City of Charlotte NC Airport Special Facilities Revenue
5.00% 07/01/30	1,000,000	1,287,046
County of Wake Revenue
5.00% 03/01/28	1,285,000	1,619,408
North Carolina Capital Facilities Finance Agency Revenue
4.00% 10/01/44	2,000,000	2,238,928
The University of North Carolina at Charlotte Revenue
5.00% 10/01/47	3,545,000	4,273,581
		9,418,963
North Dakota - 0.0% *
City of Grand Forks Revenue
5.00% 12/01/27	250,000	306,694
Ohio - 6.2%
City of Columbus GO,
5.00% 07/01/26 - 08/15/30 (a)	18,055,000	19,578,056
5.00% 04/01/28	1,095,000	1,382,773
City of Maumee GO,
3.00% 12/01/30	1,045,000	1,190,864
County of Franklin Revenue
5.00% 12/01/47	1,125,000	1,370,508
Northeast Ohio Regional Sewer District Revenue
3.00% 11/15/34	1,385,000	1,547,620
4.00% 11/15/43	7,550,000	8,694,980
5.00% 11/15/38 (a)	12,000,000	12,927,612
Ohio Turnpike & Infrastructure Commission Revenue
5.25% 02/15/39	18,250,000	19,438,455
Ohio Water Development Authority Revenue
5.00% 12/01/38	4,960,000	6,335,844
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
3.00% 12/01/34	1,770,000	1,985,992
State of Ohio Revenue
5.00% 12/15/30	500,000	666,244
University of Cincinnati Revenue
5.00% 06/01/45	3,500,000	4,229,549
		79,348,497
Oklahoma - 0.6%
City of Oklahoma City, Oklahoma General Obligation Bond, Series 2021 GO,
3.00% 03/01/30	2,000,000	2,264,985
Oklahoma Capitol Improvement Authority Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,594,226
Oklahoma State University Revenue
5.00% 09/01/29	250,000	323,284
		8,182,495
	Principal Amount	Fair Value
Oregon - 0.4%
City of Eugene OR Water Utility System Revenue
4.00% 08/01/45	$1,000,000	$1,109,670
City of Portland OR Sewer System Revenue
3.00% 03/01/37	975,000	1,076,095
Oregon Health & Science University Revenue
5.00% 07/01/29	750,000	966,611
Port of Portland OR Airport Revenue
5.00% 07/01/29	1,890,000	2,402,114
		5,554,490
Pennsylvania - 5.7%
Allegheny County Airport Authority Revenue
5.00% 01/01/31	750,000	971,386
Allegheny County Hospital Development Authority Revenue
4.00% 07/15/39	1,500,000	1,739,068
Avon Grove School District Chester County GO,
4.00% 11/15/35	500,000	593,363
City of Philadelphia GO,
5.00% 02/01/24 - 08/01/36	11,605,000	13,950,618
City of Philadelphia PA Water & Wastewater Revenue
5.00% 10/01/43 - 10/01/47	15,000,000	18,360,432
City of Philadelphia, Pennsylvania Airport Revenue
5.00% 07/01/27	1,250,000	1,526,242
City of Pittsburgh GO,
5.00% 09/01/32	250,000	321,403
Commonwealth of Pennsylvania GO,
5.00% 05/15/30	1,835,000	2,415,850
Delaware River Joint Toll Bridge Commission Revenue
5.00% 07/01/26	1,000,000	1,200,946
Delaware River Port Authority Revenue
5.00% 01/01/29 - 01/01/40	9,600,000	11,237,015
Erie City Water Authority Revenue (BAM Insured)
5.00% 12/01/33	1,110,000	1,423,989
General Authority of Southcentral Pennsylvania Revenue
4.00% 06/01/49	3,015,000	3,410,639
Montgomery County Higher Education and Health Authority Revenue
4.00% 09/01/49	3,000,000	3,389,184
5.00% 09/01/30	1,040,000	1,316,346
Montgomery County Industrial Development Authority Revenue
4.00% 10/01/36	425,000	467,345
Pennsylvania Economic Development Financing Authority Revenue
4.00% 11/15/42	5,000,000	5,640,796
Pennsylvania Turnpike Commission Revenue
5.00% 12/01/32	1,010,000	1,351,060
5.00% 10/01/32	1,000,000	1,327,034
The School District of Philadelphia GO,
4.00% 09/01/38	1,750,000	2,026,818
		72,669,534
Rhode Island - 0.9%
Rhode Island Health and Educational Building Corp. Revenue, (BAM Insured)
4.00% 05/15/38	2,500,000	2,983,199
Rhode Island Health and Educational Building Corp. Revenue (BAM Insured)
5.00% 05/15/29	200,000	256,920
Rhode Island Health and Educational Building Corp. Revenue
5.00% 09/01/43	5,000,000	5,406,877
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Revenue
5.00% 10/01/28 (a)	2,200,000	2,597,473
		11,244,469

See Notes to Schedule of Investments.
4	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
South Carolina - 2.1%
City of Columbia SC Waterworks & Sewer System Revenue
5.00% 02/01/49 (a)	$4,000,000	$5,140,365
Piedmont Municipal Power Agency Revenue
5.00% 01/01/25	2,315,000	2,340,294
Piedmont Municipal Power Agency Revenue (AGC Insured)
5.75% 01/01/34 (b)	5,500,000	5,520,270
South Carolina Public Service Authority Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	14,068,724
		27,069,653
Tennessee - 1.5%
City of Memphis GO,
4.00% 05/01/35 - 06/01/46	7,400,000	8,554,024
5.00% 05/01/28	1,000,000	1,262,418
City of Memphis TN Sanitary Sewerage System Revenue
5.00% 10/01/36	1,000,000	1,300,372
City of Murfreesboro GO,
3.00% 06/01/35	1,000,000	1,110,215
County of Shelby GO,
3.13% 04/01/32	1,500,000	1,696,505
Memphis-Shelby County Airport Authority Revenue
5.00% 07/01/31	375,000	491,214
Metropolitan Government of Nashville & Davidson County GO,
3.00% 01/01/34	2,000,000	2,255,513
The Metropolitan Nashville Airport Authority Revenue
5.00% 07/01/54	1,550,000	1,886,113
		18,556,374
Texas - 9.4%
Arlington Higher Education Finance Corp. Revenue
5.00% 08/15/28 (b)	500,000	628,629
Board of Regents of the University of Texas System Revenue
5.00% 08/15/26	10,000,000	12,077,868
City of Austin GO,
5.00% 09/01/29	1,190,000	1,546,146
City of Austin TX Airport System Revenue
5.00% 11/15/46	3,000,000	3,567,455
City of Austin TX Water & Wastewater System Revenue
5.00% 11/15/33 - 11/15/42	14,345,000	15,259,717
City of Dallas TX Waterworks & Sewer System Revenue
5.00% 10/01/36 - 10/01/46	5,550,000	6,884,387
City of Fort Worth GO,
4.00% 03/01/31	1,000,000	1,218,115
City of Houston GO,
5.00% 03/01/30 - 03/01/31	3,760,000	4,779,054
City of Houston TX Airport System Revenue
5.00% 07/01/28 - 07/01/30	2,300,000	2,925,731
City of Houston TX Combined Utility System Revenue
5.00% 05/15/28	5,000,000	5,590,866
City of McKinney TX Waterworks & Sewer System Revenue
5.00% 03/15/31	1,400,000	1,820,846
City of Plano GO,
5.00% 09/01/29	1,500,000	1,955,542
City of San Antonio TX Airport System Revenue
5.00% 07/01/28	1,000,000	1,248,061
City of Temple TX Utility System Revenue
3.00% 08/01/35	1,000,000	1,103,807
County of Harris GO,
5.00% 10/01/30	1,000,000	1,300,916
Dallas Fort Worth International Airport Revenue
4.00% 11/01/35	1,445,000	1,722,894
5.25% 11/01/29	5,000,000	5,506,010
Dallas Independent School District GO,
4.00% 02/15/32 (b)	2,000,000	2,431,941
	Principal Amount	Fair Value
5.00% 02/15/34 (b)	$885,000	$1,113,581
Del Valle Independent School District GO,
4.00% 06/15/32	1,000,000	1,215,467
Forney Independent School District GO,
3.00% 02/15/32 (b)	1,000,000	1,125,866
Fort Bend Independent School District GO,
5.00% 08/15/30 (b)	300,000	395,608
Frisco Independent School District GO,
4.00% 02/15/35 (b)	1,000,000	1,215,456
Hays Consolidated Independent School District GO,
4.00% 02/15/33	500,000	593,588
Love Field Airport Modernization Corp. Revenue
5.00% 11/01/29	1,500,000	1,910,275
Lower Colorado River Authority Revenue
5.00% 05/15/32 - 05/15/44	2,450,000	2,929,066
Nederland Independent School District GO,
4.00% 08/15/33	500,000	596,222
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys Revenue
3.00% 06/01/34	1,905,000	2,125,990
North Texas Municipal Water District Water System Revenue
3.00% 09/01/34	1,500,000	1,676,268
North Texas Tollway Authority Revenue
5.00% 01/01/26 - 01/01/48	8,000,000	9,577,348
San Antonio Water System Revenue
5.00% 05/15/31	750,000	1,002,351
Southwest Independent School District GO,
3.00% 02/01/34 (c)	500,000	556,534
State of Texas GO,
4.00% 08/01/31	250,000	280,824
Tarrant County College District, Texas General Obligation Bond, Series 2020 GO,
5.00% 08/15/28	1,000,000	1,271,654
Texas A&M University Revenue
4.00% 05/15/32	1,890,000	2,359,333
Texas Municipal Power Agency Revenue (AGM Insured)
3.00% 09/01/28	275,000	300,536
Texas Transportation Commission State Highway Fund Revenue
5.00% 04/01/23	10,750,000	11,521,472
Texas Water Development Board Revenue
3.00% 10/15/33	1,000,000	1,124,863
The Harris County Toll Road Authority Revenue
4.00% 08/15/37	2,000,000	2,395,454
Upper Trinity Regional Water District Revenue (BAM Insured)
4.00% 08/01/29	400,000	485,156
Waco Educational Finance Corp. Revenue
5.00% 03/01/30	400,000	519,717
West Harris County Regional Water Authority Revenue(BAM Insured)
4.00% 12/15/33 (c)	1,000,000	1,229,045
West Harris County Regional Water Authority Revenue
5.00% 12/15/30	1,300,000	1,686,283
		120,775,942
Utah - 0.8%
Central Valley Water Reclamation Facility Revenue
3.00% 03/01/30	1,145,000	1,286,306
City of Salt Lake City Public Utiities Revenue
4.00% 02/01/45	725,000	836,104
City of Salt Lake City UT Airport Revenue
5.00% 07/01/29	1,000,000	1,210,947
County of Utah Revenue
5.00% 05/15/50	2,000,000	2,497,042
The University of Utah Revenue
5.00% 08/01/33	500,000	654,037

See Notes to Schedule of Investments.
Elfun Tax-Exempt Income Fund	5

Elfun Tax-Exempt Income Fund
Schedule of Investments
September 30, 2021 (Unaudited)
	Principal Amount	Fair Value
Utah Transit Authority Revenue
5.00% 06/15/42 (a)	$3,045,000	$3,148,306
		9,632,742
Vermont - 0.1%
University of Vermont and State Agricultural College Revenue
5.00% 10/01/37	920,000	1,299,486
Virginia - 2.0%
County of Fairfax GO,
4.00% 10/01/35	6,645,000	7,785,297
Norfolk Airport Authority Revenue
5.00% 07/01/28	455,000	572,910
University of Virginia Revenue
5.00% 04/01/47	6,000,000	7,169,195
5.00% 07/01/46	1,000,000	1,201,742
Virginia Resources Authority Revenue
4.00% 11/01/41	5,585,000	6,273,304
5.00% 11/01/46	1,720,000	2,047,198
		25,049,646
Washington - 0.6%
City of Seattle WA Drainage & Wastewater Revenue
4.00% 09/01/38	2,160,000	2,630,738
Pierce & King Counties School District No 417 Fife GO,
4.00% 12/01/35	1,450,000	1,730,189
State of Washington GO,
5.00% 08/01/34	2,500,000	3,237,507
		7,598,434
Wisconsin - 0.2%
City of Milwaukee WI Sewerage System Revenue
5.00% 06/01/29	400,000	515,670
Public Finance Authority Revenue
5.00% 06/01/29 - 06/01/30	325,000	410,445
Wisconsin Department of Transportation Revenue
5.00% 07/01/32	1,000,000	1,316,785
		2,242,900
Total Municipal Bonds and Notes (Cost $1,186,553,231)		1,266,295,987
Short-Term Investments - 0.5%
State Street Institutional Treasury Plus Fund - Premier Class 0.01% (e)(f) (Cost $6,062,581)	6,062,581	6,062,581
Total Investments (Cost $1,192,615,812)		1,272,358,568
Other Assets and Liabilities, net - 0.5%		6,928,861
NET ASSETS - 100.0%		$1,279,287,429
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of September 30, 2021 (as a percentage of net assets).
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(f)	Coupon amount represents effective yield.
*	Less than 0.05%.

Abbreviations:
AGC - Assured Guaranty Corporation
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$—	1,266,295,987	$—	1,266,295,987
Short-Term Investments	6,062,581	—	—	6,062,581
Total Investments in Securities	$6,062,581	$1,266,295,987	$—	$1,272,358,568

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	7,432,447	$7,432,447	$226,699,868	$228,069,734	$—	$—	6,062,581	$6,062,581	$2,406
See Notes to Schedule of Investments.
6	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s Schedule of Investments.
7